PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation expense	$ 1,228	$ 2,603	$ 3,629
Finance lease obligation	64,982
Finance Lease [Member]
Depreciation expense	7,201
Other Assets [Member]
Depreciation expense	$ 1,228	$ 2,603	$ 3,629